SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Basis of Presentation Policy

Basis of presentation. The Consolidated Financial Statements of First Financial Bancorp., a financial holding company, principally serving Ohio, Indiana, Kentucky and Illinois, include the accounts and operations of First Financial and its wholly owned subsidiary, First Financial Bank. All significant intercompany transactions and accounts have been eliminated in consolidation. Certain reclassifications of prior years' amounts have been made to conform to current year presentation. Such reclassifications had no effect on net earnings.

Use of Estimates, Policy
Use of estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates, assumptions and judgments that affect the amounts reported in the Consolidated Financial Statements and accompanying Notes. Actual realized amounts could differ materially from those estimates.

Investment, Policy
Investment securities. First Financial classifies debt securities into three categories: HTM, trading and AFS. Management classifies investment securities into the appropriate category at the time of purchase and re-evaluates that classification as deemed appropriate.

Investment securities are classified as HTM when First Financial has the positive intent and ability to hold the securities to maturity. HTM securities are recorded at amortized cost.

Investment securities classified as trading are held principally for resale in the near-term and are recorded at fair value. Fair value is determined using quoted market prices. Gains or losses on trading securities, both realized and unrealized, are reported in noninterest income.

Investment securities not classified as either HTM or trading are classified as AFS. AFS securities are recorded at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

The amortized cost of investment securities classified as either HTM or AFS is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization and accretion are considered an adjustment to the yield on the security and included in interest income from investments. Interest and dividends are also included in interest income from investment securities in the Consolidated Statements of Income.

Realized gains and losses are based on the amortized cost of the security sold using the specific identification method. AFS and HTM securities are reviewed quarterly for potential impairment. In performing this review, management considers the length of time and extent to which the fair value of the security has been less than amortized cost, the financial condition and near-term prospects of the issuer and the ability and intent of First Financial to hold the security for a period sufficient to allow for any anticipated recovery in fair value. If the fair value of a security is less than the amortized cost and the impairment is determined to be other-than-temporary, the security is written down, establishing a new and reduced cost basis. The related charge is recorded in the Consolidated Statements of Income.

Other investments. Other investments include holdings in FRB and FHLB stock, which are both carried at cost, in addition to equity securities which are carried at fair value. Changes in the fair value of equity securities are recorded in Other noninterest income in the Consolidated Statements of Income.

Financing Receivable, Held-for-sale [Policy Text Block]
Loans held for sale. Loans held for sale consist of residential real estate loans newly originated for the purpose of sale to third parties, and in certain circumstances, loans previously originated that have been specifically identified by management for sale based on predetermined criteria. Loans held for sale are carried at fair value. Any subsequent change in the carrying value of transferred loans, not to exceed original cost, is recorded in the Consolidated Statements of Income. First Financial sells loans with servicing retained or released depending on pricing and market conditions.

Finance, Loans and Leases Receivable, Policy
Loans and leases. Loans and leases for which First Financial has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are classified in the Consolidated Balance Sheets as loans and leases. Loans and leases are carried at the principal amount outstanding, net of unamortized deferred loan origination fees and costs, and net of unearned income. Loan origination and commitment fees received, as well as certain direct loan origination costs paid, are deferred, and the net amount is amortized as an adjustment to the related loan's yield.

Interest income on loans and leases is recorded on an accrual basis. When a loan is classified as nonaccrual, the accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed. Any payments received while a loan is classified as nonaccrual are applied as a reduction to the carrying value of the loan. A loan may return to accrual status if collection of future principal and interest payments is no longer doubtful.

Acquired loans. Acquired loans are recorded at their estimated fair value at the time of acquisition. Estimated fair values for acquired loans are based on a discounted cash flow methodology that considers various factors including the type of loan and related collateral, classification status, interest rate, term of loan, whether or not the loan was amortizing and a discount rate reflecting the Company's assessment of risk inherent in the cash flow estimates. Acquired loans are grouped together according to similar characteristics and treated in the aggregate when applying various valuation techniques.

First Financial evaluates acquired loans for impairment in accordance with the provisions of FASB ASC Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality. Acquired loans with evidence of credit deterioration since origination are accounted for under FASB ASC Topic 310-30 and are referred to as purchased impaired loans. Accretion of the difference between the carrying value of the loans and the expected cash flows (accretable difference) is recognized on purchased impaired loans through interest income.

Acquired loans outside of the scope of FASB ASC Topic 310-30 are accounted for under FASB ASC Topic 310-20, Receivables-Nonrefundable Fees and Costs. Discounts created when the loans were recorded at their estimated fair values at acquisition are amortized over the remaining term of the loan as an adjustment to the related loan's yield. The accrual of interest income is discontinued when the collection of a loan or interest, in whole or in part, is doubtful.

Loans and Leases Receivable, Allowance for Loan Losses Policy
Allowance for loan and lease losses. For each reporting period, management maintains the ALLL at a level that it considers sufficient to absorb probable incurred loan and lease losses inherent in the portfolio. Management determines the adequacy of the ALLL based on historical loss experience as well as other significant factors such as composition of the portfolio, economic conditions, geographic footprint, the results of periodic internal and external evaluations of delinquent, nonaccrual and classified loans and any other adverse situations that may affect a specific borrower's ability to repay (including the timing of future payments).

The ALLL is increased by provision expense and decreased by charge-offs net of recoveries of amounts previously charged-off. First Financial's policy is to charge-off all, or a portion of a loan, when, in management's opinion, it is unlikely to collect the principal amount owed in full through payments from the borrower or the liquidation of collateral.

Management evaluates Commercial loan and lease relationships greater than $250,000 that are considered impaired, or designated as a TDR to determine the need for a specific allowance. This evaluation is based on the borrower's overall financial condition, resources, payment record, guarantor support and the realizable value of any collateral.

The allowance for non-impaired commercial loans and leases, as well as impaired commercial loan and lease relationships less than $250,000, includes a process of estimating the probable losses incurred in the portfolio by loan type, based on First Financial's internal system of credit risk ratings and historical loss data. These estimates may also be adjusted based upon trends in delinquent and nonaccrual loans, prevailing economic conditions and changes in lending strategies, among other influencing factors.

Consumer loans generally exhibit homogeneous characteristics and are evaluated by loan type. The allowance for consumer loans, which includes residential real estate, installment, home equity, credit card loans and overdrafts, is established by estimating probable losses incurred in each particular category of consumer loans. The estimate of losses is primarily based on historical loss rates for each category and may be adjusted for trends in delinquent and nonaccrual loans, prevailing economic conditions and other significant influencing factors. Consumer loans greater than $250,000 classified as TDRs are individually evaluated to determine an appropriate allowance.

An allowance for loan losses will be established for any subsequent credit deterioration or adverse changes in expected cash flows.

Commitments and Contingencies, Policy
Reserve for unfunded commitments. First Financial maintains a reserve that it considers sufficient to absorb probable losses incurred in standby letters of credit and outstanding loan commitments. First Financial determines the adequacy of the reserve based upon an evaluation of the unfunded credit facilities, which includes consideration of historical commitment utilization experience, credit risk ratings and historical loss rates, consistent with the Company's ALLL methodology. The reserve for unfunded commitments is included in Accrued interest and other liabilities on the Consolidated Balance Sheets and adjustments are recorded in Other noninterest expense in the Consolidated Statements of Income.

First Financial offers a variety of financial instruments including letters of credit and outstanding commitments to extend credit to assist clients in meeting their requirement for liquidity and credit enhancement. GAAP does not require these financial instruments to be recorded in the Consolidated Financial Statements.

First Financial utilizes the same credit policies in issuing commitments and conditional obligations as it does for credit instruments recorded on the Consolidated Balance Sheets. First Financial’s exposure to credit loss in the event of nonperformance by the counterparty is represented by the contractual amounts of those instruments. First Financial utilizes the ALLL methodology to maintain a reserve that it considers sufficient to absorb probable losses incurred in letters of credit and outstanding loan commitments and records the reserve within Accrued interest and other liabilities on the Consolidated Balance Sheets.
Loan Commitments, Policy	Loan commitments are agreements to extend credit to a client absent any violation of any condition established in the commitment agreement. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The amount of collateral obtained, if deemed necessary by First Financial upon extension of credit, is based on management’s credit evaluation of the client. The collateral held varies, but may include securities, real estate, inventory, plant or equipment.
Off-Balance-Sheet Credit Exposure, Policy	Letters of credit are conditional commitments issued by First Financial to guarantee the performance of a client to a third party. First Financial’s portfolio of letters of credit consists primarily of performance assurances made on behalf of clients who have a contractual commitment to produce or deliver goods or services. The risk to First Financial arises from its obligation to make payment in the event of the client's contractual default to produce the contracted good or service to a third party.
Property, Plant and Equipment, Policy
Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are principally computed on the straight-line method over the estimated useful lives of the assets. Useful lives generally range from 10 to 40 years for building and building improvements; 3 to 10 years for furniture, fixtures and equipment; and 3 to 5 years for software, hardware and data handling equipment. Land improvements are depreciated over 20 years and leasehold improvements are depreciated over the lesser of the term of the respective lease or the useful life of the asset. Premises and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Maintenance and repairs are expensed as incurred.

Bank Owned Life Insurance [Policy Text Block]
Bank-owned life insurance. First Financial purchases life insurance policies on the lives of certain employees and is the owner and beneficiary of the policies. The Bank invests in these policies to provide an efficient form of funding for long-term retirement and other employee benefits costs. The policies are included within Accrued interest and other assets in the Consolidated Balance Sheets at each policy’s respective cash surrender value with changes recorded in Other noninterest income in the Consolidated Statements of Income.

Goodwill and Intangible Assets, Goodwill, Policy
Goodwill. Under accounting for business combinations, the net assets of entities acquired by First Financial are recorded at their estimated fair value at the date of acquisition. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill. Goodwill and other intangible assets deemed to have indefinite lives are not amortized, but are subject to annual impairment tests. The Company is required to evaluate goodwill for impairment on an annual basis or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. First Financial performs its annual impairment test effective October 1, absent events or changes in circumstances that indicate the carrying value of goodwill may not be recoverable.

The Company’s goodwill is accounted for in a single reporting unit representing the consolidated entity. Fair value is estimated using the market capitalization of the Company as of the annual impairment testing date. First Financial also utilizes additional information and analyses to corroborate the use of the Company’s market capitalization as a proper indicator of fair value for purposes of the annual goodwill impairment test.

Goodwill. Assets and liabilities acquired in a business combination are recorded at their estimated fair values as of the acquisition date. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill.
Goodwill is evaluated for impairment on an annual basis as of October 1 of each year, or whenever events or changes in circumstances indicate that the fair value of a reporting unit may be below its carrying value.  First Financial performed its annual impairment test of goodwill as of October 1, 2019 and no impairment was indicated.  As of December 31, 2019, no events or changes in circumstances indicated that the fair value of a reporting unit was below its carrying value.

Other intangible assets, Policy
Other intangible assets. Other intangible assets consist primarily of core deposit, customer list and other miscellaneous intangibles.

CDI represent the estimated value of acquired customer deposit relationships. CDI are recorded at fair value at the date of acquisition and are based on a discounted cash flow methodology that gives appropriate consideration to expected customer attrition rates, cost of the deposit base, reserve requirements and the net maintenance cost attributable to customer deposits. Core deposit intangibles are recorded in Other intangibles on the Consolidated Balance Sheets and are amortized on an accelerated basis over their estimated useful lives.

First Financial recorded a customer list intangible asset in conjunction with the Bannockburn merger to account for the obligation or advantage on the part of either the Company or the customer to continue the pre-existing relationship subsequent to the merger. The customer list intangible asset is amortized on a straight-line basis over its estimated useful life.

Other miscellaneous intangibles include purchase commissions, non-compete agreements and trade name intangibles. Other intangible assets are included in Other intangibles in the Consolidated Balance Sheets.
Other Real Estate Owned Policy
Other real estate owned. OREO consists of properties acquired by the Company primarily through the loan foreclosure or repossession process, or other resolution activity that results in partial or total satisfaction of problem loans. OREO properties are recorded at fair value, less estimated disposal costs (net realizable value). Losses arising at the time of acquisition of such properties are charged against the ALLL. Management performs periodic valuations to assess the adequacy of recorded OREO balances and subsequent changes in the carrying value of OREO properties are recorded in the Consolidated Statements of Income. Improvements to OREO properties may be capitalized if the improvements contribute to the overall value of the property, but may not be capitalized in excess of the net realizable value of the property. When management disposes of an OREO property, any gains or losses realized at the time of disposal are reflected in the Consolidated Statements of Income.

Affordable Housing Program Policy	Affordable housing projects. First Financial has investments in certain qualified affordable housing projects. These projects are indirect federal subsidies that provide tax incentives to encourage investment in the development, acquisition and rehabilitation of affordable rental housing, and allow investors to claim tax credits and other tax benefits (such as deductions from taxable income for operating losses) on their federal income tax returns. The principal risk associated with qualified affordable housing investments is the potential for noncompliance with the tax code requirements, such as failure to rent properties to qualified tenants, resulting in unavailability or recapture of the tax credits and other tax benefits. Investments in affordable housing projects are included in Accrued interest and other assets in the Consolidated Balance Sheets and are accounted for under the proportional amortization method
Investments in Historic Tax Credits [Policy Text Block]	Investments in historic tax credits. First Financial has noncontrolling financial investments in private investment funds and partnerships which are not consolidated. These investments may generate a return through the realization of federal and state income tax credits, as well as other tax benefits, such as tax deductions from net operating losses of the investments over a period of time. Investments in historic tax credits are accounted for under the equity method of accounting. The Company’s recorded investment in these entities is carried in Accrued interest and other assets on the Consolidated Balance Sheets.
Income Tax, Policy	Income taxes. First Financial and its subsidiaries file a consolidated federal income tax return. Each subsidiary provides for income taxes on a separate return basis, and remits to First Financial amounts determined to be currently payable. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Interest and penalties on income tax assessments or income tax refunds are recorded in Other noninterest expense in the Consolidated Statements of Income.
Pension and Other Postretirement Plans, Pensions, Policy
Pension. First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees. The measurement of the accrued benefit liability and the annual pension expense involves actuarial and economic assumptions, which include the discount rate, the expected return on plan assets and the rate of compensation increase.

Derivatives, Policy
Derivative instruments. First Financial accounts for its derivative financial instruments in accordance with FASB ASC Topic 815, Derivatives and Hedging. FASB ASC Topic 815 requires all derivative instruments to be carried at fair value on the balance sheet.

The accounting for changes in the fair value of derivatives is based on the intended use of the derivative and the resulting designation.  Derivatives used to hedge the exposure to changes in the fair value of an asset, liability or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges.  Derivatives used to hedge the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.

Client derivatives - First Financial utilizes matched interest rate swaps as a means to offer commercial borrowers fixed rate funding while providing the Company with floating rate assets. Upon entering into an interest rate swap with a borrower, the Bank simultaneously enters into an offsetting swap agreement with an institutional counterparty, with substantially matching terms. These matched interest rate swap agreements generally involve the receipt by First Financial of floating rate amounts from the counterparties in exchange for payments to these counterparties by First Financial of fixed rate amounts received from commercial borrowers over the life of the agreements.

First Financial's matched interest rate swaps qualify as derivatives, but are not designated as hedging instruments. The net interest receivable or payable on matched interest rate swaps is accrued and recognized as an adjustment to interest income.  The fair values of client derivatives are included within Accrued interest and other assets and Accrued interest and other liabilities in the Consolidated Balance Sheets.

First Financial may enter into foreign exchange derivative contracts for the benefit of commercial customers to hedge their exposure to foreign currency fluctuations. Similar to the hedging of interest rate risk from interest rate derivative contracts, First Financial also enters into foreign exchange contracts with major financial institutions to economically hedge a substantial portion of the exposure from client driven foreign exchange activity. These derivatives are classified as free-standing instruments with the revaluation gain or loss recorded in Foreign exchange income in the Consolidated Statements of Income.

Credit derivatives - In conjunction with participating interests in commercial loans, First Financial periodically enters into risk participation agreements with counterparties whereby First Financial assumes a portion of the credit exposure associated with an interest rate swap on the participated loan in exchange for a fee. Under these agreements, First Financial will make payments to the counterparty if the loan customer defaults on its obligation to perform under the interest rate swap contract with the counterparty. The fair value of these agreements is recorded in the Consolidated Balance Sheets in Accrued interest and other liabilities.

Mortgage derivatives - First Financial enters into IRLCs and forward commitments for the future delivery of mortgage loans to third party investors, which are considered derivatives. When borrowers secure an IRLC with First Financial and the loan is intended to be sold, First Financial will enter into forward commitments for the future delivery of the loans to third party investors in order to hedge against the effect of changes in interest rates impacting IRLCs and and Loans held for sale. The fair value of these agreements is recorded in the Consolidated Balance Sheets in Accrued interest and other assets.

Share-based Compensation, Option and Incentive Plans Policy
Stock-based compensation. First Financial grants stock-based awards, including restricted stock awards and options to purchase the Company’s common stock. Stock option grants are for a fixed number of shares to employees and directors with an exercise price equal to the fair value of the shares at the date of grant. Stock-based compensation expense is recognized in the Consolidated Statements of Income on a straight-line basis over the vesting period. As compensation expense is recognized, a deferred tax asset is recorded that represents an estimate of the future tax deduction from exercise. At the time stock-based awards are exercised, canceled or expire, First Financial may be required to recognize an adjustment to tax expense.

Earnings Per Share, Policy
Earnings per share. Basic earnings per common share is computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding, unvested shares and dilutive common stock equivalents outstanding during the period. Common stock equivalents, which consist of common stock issuable under the assumed exercise of stock options granted under First Financial's stock-based compensation plans and the assumed conversion of common stock warrants, are calculated using the treasury stock method.

Cash and Cash Equivalents, Policy
Cash and due from banks. Cash and due from banks consist of currency, coin and cash items due from banks. Cash items due from banks include noninterest-bearing balances that are on deposit at other depository institutions.

Loans and Leases Receivable, Past Due Status, Policy [Policy Text Block]
Delinquency. Loans are considered past due or delinquent when the contractual principal or interest due in accordance with the terms of the loan agreement or any portion thereof remains unpaid after the due date of the scheduled payment.

Loans and Leases Receivable, Nonaccrual Loan and Lease Status, Policy
Nonaccrual. Loans are classified as nonaccrual when, in the opinion of management, collection of principal or interest is doubtful or when principal or interest payments are 90 days or more past due. Generally, loans are classified as nonaccrual due to the continued failure to adhere to contractual payment terms by the borrower, coupled with other pertinent factors. When a loan is classified as nonaccrual, the accrual of interest income is discontinued and previously accrued but unpaid interest is reversed. Any payments received while a loan is on nonaccrual status are applied as a reduction to the carrying value of the loan. A loan classified as nonaccrual may return to accrual status if none of the principal and interest is due and unpaid, and the Bank expects repayment of the remaining contractual principal and interest.

Purchased impaired loans are classified as performing, even though they may be contractually past due, as any nonpayment of contractual principal or interest is considered in the periodic re-estimation of expected cash flows and is included in the resulting recognition of current period provision for loan and lease losses or prospective yield adjustments.

Troubled Debt Restructuring [Policy Text Block]
Troubled debt restructurings. A loan modification is considered a TDR when the borrower is experiencing financial difficulty and concessions are made by the Company that would not otherwise be considered for a borrower with similar credit characteristics. The most common types of modifications include interest rate reductions, maturity extensions and modifications to principal amortization, including interest-only structures. Modified terms are dependent upon the financial position and needs of the individual borrower. If the modification agreement is violated, the loan is managed by the Company’s credit administration group for resolution, which may result in foreclosure in the case of real estate.

TDRs are generally classified as nonaccrual for a minimum period of six months and may qualify for return to accrual status once they have demonstrated performance with the restructured terms of the loan agreement.
Impaired Financing Receivable, Policy	Loans classified as nonaccrual and loans modified as TDRs are considered impaired.
Loans and Leases Receivable, Real Estate Acquired Through Foreclosure, Policy	OREO is comprised of properties acquired by the Company primarily through the loan foreclosure or repossession process, that result in partial or total satisfaction of problem loans.
Fair Value of Financial Instruments, Policy
The following methods, assumptions and valuation techniques were used by First Financial to measure different financial assets and liabilities at fair value on a recurring or nonrecurring basis.

Investment securities. Investment securities classified as available-for-sale are recorded at fair value on a recurring basis.  Fair value measurement is based upon quoted market prices, when available (Level 1).  If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar investment securities.  First Financial compiles prices from various sources who may apply such techniques as matrix pricing to determine the value of identical or similar investment securities (Level 2).  Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for the specific investment securities but rather relying on the investment securities’ relationship to other benchmark quoted investment securities.  Any investment securities not valued based upon the methods previously described are considered Level 3.

First Financial utilizes values provided by third-party pricing vendors to price the investment securities portfolio in accordance with the fair value hierarchy of the Fair Value Topic and reviews the pricing methodologies utilized by the pricing vendors to ensure that the fair value determination is consistent with the applicable accounting guidance.  First Financial’s pricing process includes a series of quality assurance activities where prices are compared to recent market conditions, historical prices and other independent pricing services.  Further, the Company periodically validates the fair value of a sample of securities in the portfolio by comparing the fair values to prices from other independent sources for the same or similar securities.  First Financial analyzes unusual or significant variances, conducts additional research with the pricing vendor, and if necessary, takes appropriate action based on its findings.  The results of the quality assurance process are incorporated into the selection of pricing providers by the portfolio manager.

Derivatives. The fair values of derivative instruments are based primarily on a net present value calculation of the cash flows related to the interest rate swaps and foreign exchange contracts at the reporting date, using primarily observable market inputs such as interest rate yield curves and currency exchange rates, which represents the cost to terminate the swap if First Financial should choose to do so. Additionally, First Financial utilizes an internally-developed model to value the credit risk component of derivative assets and liabilities, which is recorded as an adjustment to the fair value of the derivative asset or liability on the reporting date. Derivative instruments are classified as Level 2 in the fair value hierarchy.

Impaired loans. The fair value of impaired loans are specifically reviewed for purposes of determining the appropriate amount of impairment to be allocated to the ALLL.  Fair value is generally measured based on the value of the collateral securing the loans.  Collateral may be in the form of real estate or business assets including equipment, inventory and accounts receivable.  The value of real estate collateral is determined utilizing an income or market valuation approach based on an appraisal conducted by an independent, licensed third-party appraiser (Level 3). The value of business equipment is based on an outside appraisal, if deemed significant, or the net book value on the applicable borrower financial statements.  Likewise, values for inventory and accounts receivable collateral are based on borrower financial statement balances or aging reports on a discounted basis as appropriate (Level 3).  Impaired loans are measured at fair value on a nonrecurring basis.  Any fair value adjustments are recorded in the period incurred as provision for loan and lease losses on the Consolidated Statements of Income.

OREO. Assets acquired through loan foreclosure are recorded at fair value less costs to sell, with any difference between the fair value of the property and the carrying value of the loan recorded as a charge-off. If the fair value is higher than the carrying amount of the loan, the excess is recognized first as a recovery and then as noninterest income. Subsequent declines in value are reported as adjustments to the carrying amount and are recorded in noninterest expense. The carrying value of OREO is not re-measured to fair value on a recurring basis, but is subject to fair value adjustments when the carrying value differs from the fair value, less estimated selling costs. Fair value is based on recent real estate appraisals and is updated at least annually. The Company classifies OREO in level 3 of the fair value hierarchy.

Segment Reporting, Policy
Segments and related information. While the Company monitors the operating results of its six lines of business, operations are managed and financial performance is evaluated on a consolidated basis. Accordingly, and consistent with prior years, all of the Company's operations are considered by management to be aggregated in one reportable operating segment.

Other Contract-Mortgage
Derivatives, Methods of Accounting, Hedging Derivatives	First Financial enters into IRLCs and forward commitments for the future delivery of mortgage loans to third party investors, which are considered derivatives. When borrowers secure an IRLC with First Financial and the loans are intended to be sold, First Financial will enter into forward commitments for the future delivery of the loans to third party investors in order to hedge against the effect of changes in interest rates impacting IRLCs and and loans held for sale.
Credit Risk
Derivatives, Methods of Accounting, Hedging Derivatives	First Financial manages this market value credit risk through counterparty credit policies including a review of total derivative notional position to total assets, total credit exposure to total capital and counterparty credit exposure risk
Fair Value Hedges
Derivatives, Methods of Accounting, Hedging Derivatives	First Financial utilizes interest rate swaps as a means to offer commercial borrowers fixed rate funding while providing the Company with floating rate assets.